Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
NOL carryforwards	$ 37,322	$ 30,421
Fixed assets and intangibles	2,565	2,371
Accruals	1,115	815
Inventory	222	76
Charitable contributions	37	35
Right-of-use assets	46	52
Capitalized R&D expenses	10,176	4,613
Stock-based compensation expense	305	76
Total deferred income tax assets	51,788	38,459
Deferred tax liabilities:
Prepaid expenses	(470)	(101)
Total deferred income tax assets and liabilities	51,318	38,358
Less: valuation allowance	(51,318)	(38,358)
Total deferred income tax assets and liabilities	$ 0	$ 0